Fees Summary	Jun. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,635,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,297.29
Total Offset Amount	0.00
Net Fee	2,297.29
Narrative - Max Aggregate Offering Price	$ 16,635,000.00
Final Prospectus	true